One Choice℠ In Retirement Portfolio • One Choice℠ 2015 Portfolio
One Choice℠ 2020 Portfolio • One Choice℠ 2025 Portfolio
One Choice℠ 2030 Portfolio • One Choice℠ 2035 Portfolio
One Choice℠ 2040 Portfolio • One Choice℠ 2045 Portfolio
One Choice℠ 2050 Portfolio • One Choice℠ 2055 Portfolio
(“One Choice Target Date Portfolios”)

June 19, 2013

EXPLANATORY NOTE

On behalf of the One Choice Target Date Portfolios, each a series of American Century Asset Allocation Portfolios, Inc. (the “Corporation”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to the revised prospectus filed with the Securities and Exchange Commission on behalf of the Corporation pursuant to Rule 497(e) under the Securities Act on May 30, 2013; such filing (Accession Number 0001437749-13-006865) is incorporated by reference into this Rule 497 Document.

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT
Exhibit -101.INS	XBRL Instance Document
Exhibit-101.SCH	XBRL Taxonomy Extension Schema Document
Exhibit – 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Exhibit - 101.LAB	XBRL Taxonomy Extension Label Linkbase Document
Exhibit – 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document